Troubled Debt Restructures - Schedule of Successes and Failures of Types of Debt Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 Loans	Dec. 31, 2012 Loans
Paid In Full [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investments
Paid In Full [Member] | Extend Payment Terms [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investments
Paid In Full [Member] | Other Loans [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investments
Paying as Restructured [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans	10	9
Recorded Investments	1,234	949
Paying as Restructured [Member] | Extend Payment Terms [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investments
Paying as Restructured [Member] | Other Loans [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans	10	9
Recorded Investments	1,234	949
Converted to Nonaccrual [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investments
Converted to Nonaccrual [Member] | Extend Payment Terms [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investments
Converted to Nonaccrual [Member] | Other Loans [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans
Recorded Investments
Foreclosure/ Default [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans		6
Recorded Investments		365
Foreclosure/ Default [Member] | Extend Payment Terms [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans		4
Recorded Investments		110
Foreclosure/ Default [Member] | Other Loans [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans		2
Recorded Investments		$ 255